UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 103.2%

Consumer Discretionary – 11.3%
Auto Components - 1.7%
China Zenix Auto International ADR [1]	50,000	$185,000
Drew Industries [2,3]	102,700	4,676,958
Fuel Systems Solutions [1]	76,000	1,494,160
Spartan Motors	78,200	474,674

		6,830,792

Distributors - 0.4%
Weyco Group	59,600	1,687,872

Diversified Consumer Services - 0.1%
Lincoln Educational Services	64,000	295,040
Spectrum Group International [1,4]	6,925	13,712

		308,752

Household Durables - 3.2%
Cavco Industries [1]	3,091	176,033
Ethan Allen Interiors [3]	81,600	2,274,192
Flexsteel Industries	172,500	4,307,325
Koss Corporation	73,400	374,340
Lifetime Brands	66,100	1,010,669
Natuzzi ADR [1]	85,718	154,292
Universal Electronics [1]	129,400	4,662,282

		12,959,133

Internet & Catalog Retail - 0.0%
Geeknet [1]	1,500	25,260

Leisure Equipment & Products - 0.4%
Arctic Cat	8,364	477,166
LeapFrog Enterprises Cl. A [1,3]	32,800	308,976
Nautilus [1]	118,200	853,404

		1,639,546

Media - 1.0%
Rentrak Corporation [1]	108,500	3,539,270
Saga Communications Cl. A	12,100	536,998

		4,076,268

Specialty Retail - 2.9%
America’s Car-Mart [1,2,3]	83,500	3,766,685
Cache [1]	123,700	737,252
Destination Maternity	45,900	1,459,620
Lewis Group	57,000	370,888
Shoe Carnival [3]	30,728	829,963
Stage Stores [3]	6,000	115,200
Stein Mart [3]	178,900	2,454,508
Systemax [3]	84,000	778,680
West Marine [1]	101,600	1,239,520

		11,752,316

Textiles, Apparel & Luxury Goods - 1.6%
Crown Crafts	185,600	1,336,320
G-III Apparel Group [1,3]	8,100	442,179
J.G. Boswell Company [4]	2,490	2,178,750
Marimekko	25,300	361,438
Movado Group [3]	44,374	1,941,363

		6,260,050

Total		45,539,989

Consumer Staples – 2.6%
Food & Staples Retailing - 0.4%
Arden Group Cl. A	12,000	1,560,000

Food Products - 2.0%
Armanino Foods of Distinction [4]	10,000	16,900
Asian Citrus Holdings	1,060,000	370,376
Calavo Growers [3]	30,323	916,968
Farmer Bros. [1]	65,700	989,442
Griffin Land & Nurseries	64,274	2,063,195
Seneca Foods Cl. A [1,3]	51,400	1,546,626
Seneca Foods Cl. B [1]	42,500	1,338,750
SunOpta [1]	79,500	772,740
Waterloo Investment Holdings [1,5]	806,207	117,464

		8,132,461

Personal Products - 0.2%
Inter Parfums [3]	24,800	743,752

Total		10,436,213

Energy – 3.7%
Energy Equipment & Services - 2.8%
Dawson Geophysical [1]	53,213	1,727,826
Geospace Technologies [1,3]	9,500	800,850
Global Geophysical Services [1]	35,000	94,850
Gulf Island Fabrication	29,116	713,633
Lamprell [1]	202,400	457,094
Matrix Service [1,3]	54,800	1,075,176
Newpark Resources [1]	64,500	816,570
North American Energy Partners [1]	50,000	272,500
Nuverra Environmental Solutions [1,2,3]	100,000	229,000
Pason Systems	125,000	2,755,934
Pioneer Energy Services [1,3]	57,500	431,825
Tesco Corporation [1,3]	50,000	828,500
Willbros Group [1]	131,100	1,203,498

		11,407,256

Oil, Gas & Consumable Fuels - 0.9%
Approach Resources [1,3]	12,000	315,360
Harvest Natural Resources [1]	13,176	70,492
Resolute Energy [1,3]	102,100	853,556
Sprott Resource	91,800	258,453
StealthGas [1]	74,500	680,930
VAALCO Energy [1,3]	100,800	562,464
Warren Resources [1]	290,000	849,700

		3,590,955

Total		14,998,211

Financials – 17.6%
Capital Markets - 6.6%
ASA Gold and Precious Metals	156,000	2,067,000
Aurelius	40,500	1,312,231
Cowen Group [1]	600,600	2,072,070
Diamond Hill Investment Group	30,979	3,313,204
Equity Trustees	41,030	681,329
FBR & Co. [1]	53,750	1,441,038
Fiera Capital	78,000	870,074
INTL FCStone [1,3]	26,310	538,040
JZ Capital Partners	253,999	1,887,405
MVC Capital	131,200	1,713,472
NGP Capital Resources	177,723	1,320,482
Queen City Investments [4]	948	995,400
Silvercrest Asset Management Group Cl. A [1]	96,000	1,308,480
Sprott	622,200	1,691,335
U.S. Global Investors Cl. A	651,254	1,862,586
Urbana Corporation [1]	237,600	449,803
Virtus Investment Partners [1,3]	15,200	2,472,128
Westwood Holdings Group [3]	13,500	648,675

		26,644,752

Commercial Banks - 1.5%
Bank of N.T. Butterfield & Son	538,100	747,959
BCB Holdings [1]	806,207	212,090
Chemung Financial	34,398	1,191,203
Fauquier Bankshares	140,200	1,788,952
First Bancorp	40,200	674,556
Peapack-Gladstone Financial	68,868	1,277,501

		5,892,261

Consumer Finance - 0.4%
Regional Management [1]	51,400	1,634,520

Diversified Financial Services - 2.0%
Banca Finnat Euramerica	1,310,000	504,555
Bolsa Mexicana de Valores	300,000	717,140
GAIN Capital Holdings	25,000	314,750
HF2 Financial Management Cl. A [1]	207,700	2,114,386
JSE	95,400	817,151
PICO Holdings [1,3]	45,700	989,862
RHJ International [1]	348,000	1,826,673
Warsaw Stock Exchange	52,900	644,723

		7,929,240

Insurance - 2.1%
Hallmark Financial Services [1]	138,000	1,224,060
Independence Holding Company	105,380	1,504,826
National Western Life Insurance Cl. A [3]	12,033	2,427,899
State Auto Financial [3]	109,264	2,287,988
United Fire Group [3]	38,603	1,176,233

		8,621,006

Real Estate Investment Trusts (REITs) - 0.4%
BRT Realty Trust [1]	228,681	1,637,356

Real Estate Management & Development - 3.7%
Altisource Asset Management [1]	4,950	2,601,175
Consolidated-Tomoka Land	55,750	2,145,818
E-House China Holdings ADR	122,439	1,122,766
Forestar Group [1,3]	53,000	1,141,090
Kennedy-Wilson Holdings	238,200	4,420,992
Tejon Ranch [1,2,3]	112,162	3,459,076
ZipRealty [1]	25,000	136,750

		15,027,667

Thrifts & Mortgage Finance - 0.9%
Alliance Bancorp, Inc. of Pennsylvania	41,344	599,488
BofI Holding [1,2,3]	49,162	3,188,647

		3,788,135

Total		71,174,937

Health Care – 7.8%
Biotechnology - 1.4%
Celsion Corporation [1]	160,000	184,000
Chelsea Therapeutics International [1]	560,000	1,685,600
Geron Corporation [1]	220,066	737,221
Halozyme Therapeutics [1]	81,622	901,107
Idenix Pharmaceuticals [1]	221,000	1,151,410
ZIOPHARM Oncology [1,2,3]	320,000	1,264,000

		5,923,338

Health Care Equipment & Supplies - 3.9%
Allied Healthcare Products [1]	151,772	343,005
AngioDynamics [1,3]	190,000	2,508,000
Atrion Corporation	11,657	3,016,598
CryoLife	41,973	293,811
DynaVox Cl. A [1,4]	20,000	1,740
Exactech [1]	111,000	2,236,650
Invacare Corporation [3]	92,400	1,595,748
Medical Action Industries [1]	125,250	831,660
STRATEC Biomedical	14,000	599,543
Synergetics USA [1]	62,850	285,968
Syneron Medical [1]	69,200	596,504
Trinity Biotech ADR Cl. A	40,000	870,400
Utah Medical Products	42,300	2,514,312

		15,693,939

Health Care Providers & Services - 1.9%
Addus HomeCare [1]	34,400	996,568
CorVel Corporation [1,3]	40,000	1,478,800
Cross Country Healthcare [1]	323,200	1,958,592
Gentiva Health Services [1,3]	23,000	276,920
PDI [1]	65,383	315,146
PharMerica Corporation [1,3]	40,000	530,800
Psychemedics Corporation	67,300	891,725
U.S. Physical Therapy	35,857	1,114,436

		7,562,987

Health Care Technology - 0.1%
Computer Programs and Systems	5,000	292,500

Life Sciences Tools & Services - 0.5%
Affymetrix [1]	150,000	930,000
Furiex Pharmaceuticals [1]	23,758	1,045,114

		1,975,114

Total		31,447,878

Industrials – 27.8%
Aerospace & Defense - 3.0%
AeroVironment [1,3]	15,900	367,290
Astronics Corporation [1]	12,444	618,591
Breeze-Eastern Corporation [1]	24,233	238,695
CPI Aerostructures [1]	64,609	748,818
Ducommun [1]	128,700	3,691,116
HEICO Corporation [2,3]	44,300	3,000,882
Innovative Solutions and Support	157,828	1,256,311
Kratos Defense & Security Solutions [1]	72,324	598,843
SIFCO Industries	45,800	842,720
Sparton Corporation [1]	35,700	910,350

		12,273,616

Air Freight & Logistics - 0.1%
Pacer International [1]	35,000	216,650

Building Products - 3.8%
AAON [2,3]	108,450	2,880,432
American Woodmark [1,3]	64,800	2,245,320
Apogee Enterprises	57,900	1,718,472
Burnham Holdings Cl. A [4]	120,278	2,201,087
Griffon Corporation [3]	89,500	1,122,330
Trex Company [1,2,3]	58,500	2,897,505
WaterFurnace Renewable Energy	105,200	2,221,349

		15,286,495

Commercial Services & Supplies - 1.8%
CompX International Cl. A	107,500	1,395,350
Heritage-Crystal Clean [1]	186,990	3,369,560
Interface [3]	27,000	535,680
Team [1,2,3]	53,040	2,108,340

		7,408,930

Construction & Engineering - 2.1%
Ameresco Cl. A [1]	122,000	1,222,440
Integrated Electrical Services [1,6]	998,500	4,053,910
Layne Christensen [1,3]	21,900	437,124
MYR Group [1,2,3]	102,600	2,493,180
Pike Electric [3]	31,200	353,184

		8,559,838

Electrical Equipment - 2.0%
Active Power [1]	5,526	16,081
AZZ	16,494	690,439
Deswell Industries	544,371	1,333,709
Encore Wire [3]	15,000	591,600
Global Power Equipment Group	37,000	744,070
Jinpan International	35,000	253,750
LSI Industries	79,812	673,613
Orion Energy Systems [1]	100,000	376,000
Powell Industries [1,3]	35,750	2,191,117
Preformed Line Products	16,000	1,150,880

		8,021,259

Industrial Conglomerates - 1.0%
Raven Industries [3]	116,800	3,820,528

Machinery - 7.2%
Alamo Group	14,200	694,522
American Railcar Industries	50,415	1,977,780
Armstrong Industrial	585,500	184,347
CIRCOR International [3]	14,000	870,520
Columbus McKinnon [1]	5,150	123,755
Douglas Dynamics	50,000	736,500
Eastern Company (The)	39,750	642,758
FAG Bearings India	27,200	556,100
Foster (L.B.) Company [3]	59,200	2,707,808
Graham Corporation	44,800	1,618,624
Hurco Companies	52,666	1,361,943
Kadant	28,000	940,520
Luxfer Holdings ADR	60,200	961,996
NN	164,300	2,556,508
PMFG [1]	223,245	1,652,013
Sarin Technologies	935,000	1,173,827
Semperit AG Holding	12,500	574,961
Standex International [3]	17,500	1,039,500
Sun Hydraulics [3]	110,687	4,012,404
Tennant Company [2,3]	73,800	4,575,600

		28,961,986

Marine - 0.4%
Clarkson	40,400	1,471,581

Professional Services - 3.6%
Advisory Board (The) [1,2,3]	48,000	2,855,040
CBIZ [1]	47,000	349,680
Exponent [2,3]	66,600	4,784,544
GP Strategies [1,3]	18,185	476,811
Heidrick & Struggles International	167,768	3,197,658
JobStreet Corporation	100,000	70,256
Kforce [3]	60,000	1,061,400
RPX Corporation [1]	100,000	1,753,000

		14,548,389

Road & Rail - 1.9%
Marten Transport	23,250	398,738
Patriot Transportation Holding [1]	111,681	3,778,168
Universal Truckload Services	134,200	3,577,772

		7,754,678

Trading Companies & Distributors - 0.6%
Aceto Corporation	72,219	1,128,061
Houston Wire & Cable	67,375	907,541
Lawson Products [1]	50,269	518,273

		2,553,875

Transportation Infrastructure - 0.3%
Touax	53,197	1,374,581

Total		112,252,406

Information Technology – 21.0%
Communications Equipment - 1.1%
Bel Fuse Cl. A	67,705	1,172,650
CalAmp Corporation [1]	37,000	652,310
ClearOne [1]	25,000	202,750
Extreme Networks [1]	245,000	1,278,900
Oplink Communications [1]	35,251	663,424
PC-Tel	44,100	390,285
Symmetricom [1]	4,700	22,654

		4,382,973

Computers & Peripherals - 0.8%
Intevac [1]	180,000	1,054,800
Qumu Corporation [1]	79,200	982,872
TransAct Technologies	78,600	1,028,874

		3,066,546

Electronic Equipment, Instruments & Components - 7.2%
Agilysys [1]	232,000	2,765,440
Domino Printing Sciences	80,000	828,878
DTS [1]	73,900	1,551,900
Hollysys Automation Technologies [1]	189,600	2,834,520
Inficon Holding	3,600	1,154,420
LRAD Corporation [1]	299,256	433,921
Maxwell Technologies [1]	242,594	2,202,754
Mesa Laboratories	61,689	4,170,793
Newport Corporation [1,3]	115,400	1,803,702
Parametric Sound [1,2,3]	25,000	313,250
PC Connection	47,300	713,757
Pulse Electronics [1]	28,620	111,618
Richardson Electronics	300,900	3,421,233
Rogers Corporation [1,2,3]	58,400	3,473,632
TTM Technologies [1,3]	114,400	1,115,400
Vishay Precision Group [1]	144,000	2,095,200
Zygo Corporation [1,3]	15,100	241,298

		29,231,716

Internet Software & Services - 2.9%
Bitauto Holdings ADR [1]	50,000	806,000
comScore [1]	124,000	3,592,280
Marchex Cl. B	95,000	691,600
Mediabistro [1]	75,000	111,000
RealNetworks [1]	265,200	2,270,112
Stamps.com [1,3]	11,800	541,974
Support.com [1]	465,263	2,535,683
United Online	105,000	837,900
World Energy Solutions [1]	72,920	240,636

		11,627,185

IT Services - 3.5%
Cass Information Systems [3]	29,150	1,555,735
Computer Task Group [3]	206,000	3,328,960
CSE Global	554,700	397,936
Dynamics Research [1]	102,000	775,200
eClerx Services	25,100	334,774
Forrester Research [3]	61,700	2,268,092
Hackett Group	92,400	658,812
Innodata [1]	303,640	786,428
Official Payments Holdings [1]	113,414	943,604
Sapient Corporation [1,2,3]	201,600	3,138,912

		14,188,453

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries [1,3]	47,900	839,208
Amtech Systems [1]	72,900	532,170
ATMI [1]	46,800	1,241,136
Entropic Communications [1]	295,247	1,293,182
Exar Corporation [1,2,3]	233,208	3,127,319
Integrated Silicon Solution [1]	27,467	299,116
IXYS Corporation	18,800	181,420
Kopin Corporation [1]	825	3,325
Kulicke & Soffa Industries [1]	72,200	833,910
LTX-Credence Corporation [1]	36,800	242,144
Miraial	22,030	357,249
MoSys [1]	292,275	1,087,263
Photronics [1]	118,600	928,638
RDA Microelectronics ADR	55,400	847,066
Rubicon Technology [1,2,3]	76,899	931,247
Rudolph Technologies [1,3]	52,500	598,500
Silicon Motion Technology ADR	68,100	889,386

		14,232,279

Software - 2.0%
ACI Worldwide [1,2,3]	48,700	2,632,722
Actuate Corporation [1]	109,300	803,355
American Software Cl. A	118,796	1,014,518
BSQUARE Corporation [1]	193,875	533,156
Envivio [1]	550,000	1,727,000
Pegasystems [3]	24,500	975,345
SeaChange International [1]	32,800	376,216

		8,062,312

Total		84,791,464

Materials – 6.1%
Chemicals - 2.7%
Balchem Corporation [2,3]	63,375	3,279,656
Hawkins [3]	29,697	1,120,765
KMG Chemicals	33,400	734,466
Landec Corporation [1]	75,610	922,442
OM Group [1,3]	10,200	344,556
Quaker Chemical [3]	63,000	4,602,150

		11,004,035

Construction Materials - 0.7%
Ash Grove Cement [4]	8,000	1,512,000
Monarch Cement	52,303	1,308,621

		2,820,621

Metals & Mining - 2.7%
AuRico Gold	91,250	347,663
Central Steel & Wire [4]	788	583,120
Comstock Mining [1]	375,000	675,000
Crocodile Gold [1]	490,000	40,435
Endeavour Mining [1]	622,800	411,149
Exeter Resource [1]	496,500	392,235
Geodrill [1]	177,700	162,165
Haynes International [3]	24,901	1,128,762
Hecla Mining	44,518	139,787
Horsehead Holding Corporation [1,3]	42,888	534,384
MAG Silver [1]	74,750	439,530
Major Drilling Group International	261,000	1,877,588
Materion Corporation	50,000	1,603,000
Midway Gold [1]	345,000	329,475
RTI International Metals [1,3]	25,000	801,000
Universal Stainless & Alloy Products [1]	25,000	813,250
Victoria Gold [1]	1,100,000	133,489
Vista Gold [1]	802,929	370,150

		10,782,182

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [5]	1,500,000	19,340

Total		24,626,178

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Global Telecom & Technology [1]	207,660	1,110,981

Total		1,110,981

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	450,000	131,062
China Hydroelectric ADS [1]	73,100	184,212

Total		315,274

Miscellaneous [7] – 4.9%
Total		19,674,096

TOTAL COMMON STOCKS
(Cost $283,320,752)		416,367,627

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [1,4]
(Cost $578,719)	45,409	1,226,043

REPURCHASE AGREEMENT – 7.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $28,856,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.25%-2.625% due 12/31/14-1/31/15,
valued at $29,433,965)
(Cost $28,856,000)		28,856,000

TOTAL INVESTMENTS – 110.6%
(Cost $312,755,471)		446,449,670

LIABILITIES LESS CASH
AND OTHER ASSETS – (10.6)%		(42,924,340)

NET ASSETS – 100.0%		$403,525,330

[1]	Non-income producing.
[2]	At September 30, 2013, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $43,934,289.
[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2013. Total market value of pledged securities at September 30, 2013, was $129,033,226.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At September 30, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2013 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $313,502,192. At September 30, 2013, net unrealized appreciation for all securities was $132,947,478, consisting of aggregate gross unrealized appreciation of $155,908,837 and aggregate gross unrealized depreciation of $22,961,359. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
 Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$408,728,114	$7,502,709	$136,804	$416,367,627
Preferred Stocks	–	1,226,043	–	1,226,043
Cash Equivalents	–	28,856,000	–	28,856,000

For the nine months ended September 30, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At September 30, 2013, securities valued at $1,740 were transferred from Level 1 to Level 2 and securities valued at $17,407,607 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/12	Realized and Unrealized Gain (Loss)	Balance as of 9/30/13
Common Stocks	$197,755	$(60,951)	$136,804

Repurchase Agreements:
 The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
 The Fund has entered into a $45,000,000 revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
 An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2013:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/12	12/31/12	Purchases	Sales	Gain (Loss)	Income	9/30/13	9/30/13
Integrated Electrical Services	1,099,679	$5,124,504	–	$187,181	$381,992	–	998,500	$4,053,910
		$5,124,504			$381,992			$4,053,910

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 19, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 19, 2013